Mining Interest, Plant and Equipment (Tables)	12 Months Ended
Apr. 30, 2018
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Summary of Mining Interest, Plant and Equipment

	Mining Interest	Plant and Equipment Mining	Plant and Equipment Altiplano	Corporate Office Equipment	Total
Cost
Balance, April 30, 2016	$70,018	$20,308	$6,327	$605	$97,258
Additions	484	2,034	119	72	2,709
Write-down of equipment	—	(37)	—	—	(37)
Disposal of San Pedrito	(5,249)	—	—	—	(5,249)
Effect of foreign exchange	7,795	1,394	559	—	9,748

Balance, April 30, 2017	73,048	23,699	7,005	677	104,429
Additions	902	2,720	78	15	3,715
Write-down of equipment	(5,000)	(1,925)	—	—	(6,925)
Effect of foreign exchange	(4,592)	(1,318)	(429)	—	(6,339)

Balance, April 30, 2018	$64,358	$23,176	$6,654	$692	$94,880

Depreciation
Balance, April 30, 2016	$31,781	$8,516	$—	$343	$40,640
Depreciation for the year	3,786	1,532	220	90	5,628
Effect of foreign exchange	4,090	1,142	8	—	5,240

Balance, April 30, 2017	39,657	11,190	228	433	51,508
Depreciation for the year	2,887	1,621	434	90	5,032
Write-down of equipment	—	(212)	—	—	(212)
Effect of foreign exchange	(2,232)	(680)	(12)	—	(2,924)

Balance, April 30, 2018	$40,312	$11,919	$650	$523	$53,404

Carrying amounts
Balance, April 30, 2017	$33,391	$12,509	$6,777	$244	$52,921

Balance, April 30, 2018	$24,046	$11,257	$6,004	$169	$41,476

Summary of Details of Transaction

Details of the transaction are as follows: Total surface area sold covers 74.0831.544 hectares (740,831.544 square meters) sold at $250 pesos per square meter. Payments are staged as follows:

Surface Area in hectares (ha)	Equivalent in square meters (sm)	Mexican Pesos(4)		Canadian Dollars(2)(4)			Status
55.068 ha	550,685.485 sm	MXN$	137,671,371	C$	9,640,852
Interest Received		MXN$	7,576,445	C$	530,563
		MXN$	145,247,816	C$	10,171,415		Payment received
Parcel of 12 ha(¹)	120,000.000 sm	MXN$	30,000,000	C$	2,100,840		Pending clearance
Parcel of 2.014 ha(¹)	20,146.059 sm	MXN$	5,036,515	C$	352,697		Pending clearance
Parcel of 5 ha	50,000.000 sm	MXN$	12,500,000	C$	832,731	(3)	Payment received

(1)

The remaining two parcels await various confirmations from different local and federal authorities. As the Company receives these confirmations, the buyer will immediately remit the corresponding payment for each parcel of land. It is expected that these clearances will be confirmed within the next 6 months.

(2)	Based on exchange rate of 14.28 Pesos/CAD$ as at close of March 21, 2017.
(3)	Based on exchange rate of 15.01 Pesos/CAD$ on the actual date of collection on November 8, 2017.
(4)	Amounts are not rounded to the nearest thousand.